Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current and deferred portions of income tax expense
Income (loss) before income tax expenses	$ 604,457	¥ 4,208,111	¥ 2,534,471	¥ 2,891,178
Current income tax expenses		(714,651)	(428,061)	(411,892)
Deferred income tax benefit (expenses)	24,136	168,029	(49,646)	(3,919)
Income tax expenses	$ (78,517)	(546,622)	(477,707)	(415,811)
PRC Entities [Member]
Current and deferred portions of income tax expense
Income (loss) before income tax expenses		4,265,759	3,494,192	2,919,350
Current income tax expenses		(684,086)	(379,130)	(402,012)
Deferred income tax benefit (expenses)		63,582	(25,081)	(3,919)
Income tax expenses		(620,504)	(404,211)	(405,931)
Non PRC Entities [Member]
Current and deferred portions of income tax expense
Income (loss) before income tax expenses		(57,648)	(959,721)	(28,172)
Current income tax expenses		(30,565)	(48,931)	(9,880)
Deferred income tax benefit (expenses)		104,447	(24,565)	0
Income tax expenses		¥ 73,882	¥ (73,496)	¥ (9,880)